INTANGIBLE ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 627,100	$ 88,332	¥ 584,460	¥ 491,032